Income Tax Benefit - Reconciliation of income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income taxes paid (refund) [abstract]
Net loss before income tax	$ (293,445)	$ (15,595)	$ (6,811)
Income tax benefit calculated at 30% (25% - 2022 & 2023)	(88,030)	(3,899)	(1,703)
Add: Commercial debt forgiveness gain	4,615	0	0
Less: Use of previously unrecognised tax now recouped to reduce current tax expense	(3,877)	0	0
Less: Use of Blackhole expenditure reserve to reduce current tax expense	(738)	0	0
Add: Non-deductible expenses	82,134	1,401	60
Add: Tax losses not recognised	5,240	1,907	781
Add: Accounting expenditure subject to R&D	655	374	432
Less: R&D tax recovery	0	(163)	(188)
Income tax benefit	$ 0	$ (378)	$ (618)
Applicable tax rate	30.00%	25.00%	25.00%